Loans and Allowance for Loan Losses - Schedule Of Allowance for Loan losses For loans Evaluated for Impairment Methodology (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounts Notes And Loans Receivable [Line Items]
Total loans	$ 2,447,945	$ 2,068,724	$ 1,556,092
Loan Impairment Methodology
Accounts Notes And Loans Receivable [Line Items]
Loans evaluated for impairment individually	15,945	15,307	7,415
Loans evaluated for impairment collectively	2,431,939	2,053,352	1,540,365
Loans evaluated for impairment PCI	61	65	8,312
Total loans	2,447,945	2,068,724	1,556,092
Loan Impairment Methodology | Previously Reported [Member]
Accounts Notes And Loans Receivable [Line Items]
Loans evaluated for impairment individually		15,372
Loans evaluated for impairment collectively		2,053,287
Loan Impairment Methodology | Consumer
Accounts Notes And Loans Receivable [Line Items]
Loans evaluated for impairment collectively	3,304	4,001	4,157
Total loans	3,304	4,001	4,157
Loan Impairment Methodology | Real Estate Loans | Non-Farm Non-Residential Owner Occupied
Accounts Notes And Loans Receivable [Line Items]
Loans evaluated for impairment individually	986	1,008	1,944
Loans evaluated for impairment collectively	476,587	382,933	351,329
Total loans	477,573	383,941	353,273
Loan Impairment Methodology | Real Estate Loans | Non-Farm Non-Residential Non-Owner Occupied
Accounts Notes And Loans Receivable [Line Items]
Loans evaluated for impairment individually	5,595	5,630	384
Loans evaluated for impairment collectively	458,023	439,678	273,519
Loans evaluated for impairment PCI			3,901
Total loans	463,618	445,308	277,804
Loan Impairment Methodology | Real Estate Loans | Residential
Accounts Notes And Loans Receivable [Line Items]
Loans evaluated for impairment individually	121	127	83
Loans evaluated for impairment collectively	225,528	213,137	140,521
Loans evaluated for impairment PCI			18
Total loans	225,649	213,264	140,622
Loan Impairment Methodology | Real Estate Loans | Construction, Development & Other
Accounts Notes And Loans Receivable [Line Items]
Loans evaluated for impairment individually	238	244	267
Loans evaluated for impairment collectively	414,415	320,091	93,817
Loans evaluated for impairment PCI			4,123
Total loans	414,653	320,335	98,207
Loan Impairment Methodology | Real Estate Loans | Farmland
Accounts Notes And Loans Receivable [Line Items]
Loans evaluated for impairment collectively	13,467	9,934	4,653
Total loans	13,467	9,934	4,653
Loan Impairment Methodology | Commercial And Industrial Loans
Accounts Notes And Loans Receivable [Line Items]
Loans evaluated for impairment individually	9,005	8,298	4,737
Loans evaluated for impairment collectively	746,939	602,985	640,921
Loans evaluated for impairment PCI	61	65	270
Total loans	756,005	611,348	645,928
Loan Impairment Methodology | Commercial And Industrial Loans | Previously Reported [Member]
Accounts Notes And Loans Receivable [Line Items]
Loans evaluated for impairment individually		8,363
Loans evaluated for impairment collectively		602,920
Loan Impairment Methodology | Other Loans
Accounts Notes And Loans Receivable [Line Items]
Loans evaluated for impairment collectively	93,676	80,593	31,448
Total loans	$ 93,676	$ 80,593	$ 31,448